Share based compensation (Details) - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018
Number of Options
Options outstanding, beginning balance	50,749	1,348,745	19,750
Granted		36,073	23,719
Exercised
Forfeited	(5,286)	(19,043)	(9,750)
Options outstanding, ending balance	45,463	50,749	33,719
Weighted Average Remaining Contractual Life (In years)
Weighted Average Remaining Contractual Life In Years, beginning balance	8 years 11 months 12 days	9 years 9 months 7 days	9 years 6 months 29 days
Weighted Average Remaining Contractual Life In Years, Granted		10 years	10 years
Weighted Average Remaining Contractual Life In Years, Forfeited	8 years 5 months 9 days	8 years 22 days	8 years 5 months 27 days
Weighted Average Remaining Contractual Life In Years, Ending balance	8 years 8 months 2 days	8 years 11 months 12 days	9 years 9 months 7 days
Weighted Average Exercise Price
Weighted Average Exercise Price Beginning	$ 95.20	$ 138.00	$ 184.80
Granted		63.60	105.60
Exercised
Forfeited	69.01	111.20	154.80
Weighted Average Exercise Price Ending	$ 98.30	$ 95.20	$ 138.00